Offerings - Offering: 1	Dec. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	4,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 4,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612,400
Offering Note
(1)
In U.S. dollars or the equivalent thereof in foreign denominated currencies or currency units or, if any debt securities are issued at an original issue discount, such greater amount as shall result in an aggregate initial offering price of U.S.$4,000,000,000.

(2)	Estimated solely for purposes of calculating the registration fee.

(3)	The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).